Equity (Details) - $ / shares		Dec. 31, 2023	Oct. 12, 2023	Apr. 28, 2023	Mar. 01, 2023	Feb. 01, 2023	Dec. 31, 2022
Equity [Line Items]
Authorized share		500,000,000					500,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.0001					$ 0.0001
Ordinary shares issued	[1]	27,000,000					27,000,000
Ordinary shares outstanding		27,000,000					27,000,000
Ordinary Share [Member]
Equity [Line Items]
Authorized share						500,000,000
Ordinary shares, par value (in Dollars per share)				$ 0.0001	$ 0.0001	$ 0.0001
Shares issued				650	99	1
Issued a par value (in Dollars per share)						$ 0.0001
IPO [Member]
Equity [Line Items]
Ordinary shares issued			26,999,250	650
IPO [Member] | Ordinary Share [Member]
Equity [Line Items]
Ordinary shares issued			27,000,000
Ordinary shares outstanding			27,000,000

[1]	Giving retroactive effect to all the 27,000,000 shares issued and outstanding after the Pro Rata Share Issuance on October 12, 2023, which has been treated as share split, from the earliest period presented.